Short-Term Borrowings and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Short-Term Borrowings and Long-Term Debt
Schedule of long term debt

			Balance as of
	Maturity	Interest	December 31,	December 31,
(dollars in thousands)	date	rate	2019	2018
Mid-term Repo-fixed	06/28/21	1.88%	$3,123	—
Mid-term Repo-fixed	08/10/20	2.76	—	5,000
Acquisition Purchase Note (1)	04/01/20	3.00	—	1,238
Total			$3,123	6,238

The acquisition purchase note for the Wealth division is classified as short-term borrowing at December 31, 2019.